UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09449

        Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.9% (2.7% of Total Investments)
$ 14,155	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$9,154,322
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,718,332
	2002A, 5.250%, 10/01/30
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 –	11/12 at 100.00	AAA	9,439,650
	AMBAC Insured

10,675	Total Education and Civic Organizations			11,157,982

	Health Care – 5.7% (3.8% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A+	5,203,950
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,032,850
	Series 2006, 5.250%, 3/01/45
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AAA	2,943,336
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured

12,815	Total Health Care			13,180,136

	Housing/Multifamily – 1.3% (0.9% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	A	1,005,840
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue	7/11 at 102.00	AAA	1,956,664
	Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative
	Minimum Tax)

2,905	Total Housing/Multifamily			2,962,504

	Housing/Single Family – 0.3% (0.2% of Total Investments)
550	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	590,502
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.3% (0.9% of Total Investments)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	3,116,160
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.9% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A+	3,094,620
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

	Tax Obligation/General – 24.8% (16.7% of Total Investments)
5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds,	8/10 at 102.00	AAA	6,174,915
	Series 2002B, 5.125%, 8/01/32 – MBIA Insured
2,900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A+	3,044,884
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – MBIA Insured	2/12 at 100.00	AAA	8,494,778
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	237,712
	Series 2003A, 5.000%, 6/01/28 – FSA Insured
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	10,415,700
	2002A, 5.000%, 8/01/25 – FGIC Insured
1,000	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,052,370
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/25 – FSA Insured
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,550,190
	2002, 5.000%, 8/01/28 – FSA Insured
2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	1,978,800
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	2,669,625
	2002, 5.250%, 8/01/21 – FGIC Insured
375	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	392,096
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	3,488,128
	Election of 1998, Series 2001C, 5.000%, 7/01/22 – FSA Insured
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series	9/12 at 100.00	AAA	3,637,165
	2002A, 5.000%, 9/01/26 – FGIC Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	10,451,900
	2002A, 5.000%, 8/01/23 – FSA Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	AAA	4,084,513
	Series 2007C, 5.000%, 10/01/32 – XLCA Insured

55,330	Total Tax Obligation/General			57,672,776

	Tax Obligation/Limited – 46.5% (31.3% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	1,525,951
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	7,208,860
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	AAA	2,283,402
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	AAA	3,219,970
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – XLCA Insured
465	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	483,595
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,400	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,444,072
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AAA	7,266,874
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – MBIA Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/11 at 101.00	AAA	3,292,815
	Project, Series 2002A, 5.125%, 11/01/25 – MBIA Insured
8,720	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	8,918,380
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	AAA	4,185,000
	5.000%, 9/01/21 – AMBAC Insured
4,985	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	5,619,192
	Revenue Bonds, Drivers Trust 2091, 7.872%, 6/01/45 – AGC Insured (IF)
1,300	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Aaa	1,335,776
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – XLCA Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	2,359,494
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/11 at 102.00	AAA	3,593,555
	Area 1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/12 at 102.00	AAA	3,563,166
	Area 1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured
845	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	862,627
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
4,690	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	4,767,197
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	1,489,886
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%, 4/01/27 –	4/12 at 100.00	AAA	7,317,380
	AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	8,897,142
	Series 2001, 5.200%, 8/01/29 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AAA	5,206,100
	Area 1, Series 2002, 5.000%, 4/01/25 – MBIA Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	3,185,250
	7/01/39 – FGIC Insured
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	415,834
	2005A, 5.000%, 9/01/35 – XLCA Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/12 at 101.00	AAA	4,694,230
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – MBIA Insured
505	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	519,387
	8/01/25 – AMBAC Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 –	2/11 at 101.00	AAA	3,271,488
	AMBAC Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	3,784,160
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	4,175,440
	Project, Series 2001F, 5.000%, 9/01/19 – MBIA Insured
1,000	San Jose Redevelopement Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	AAA	1,030,430
	2005A, 5.000%, 8/01/28 – MBIA Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/08 at 102.00	AAA	2,217,694
	Project 1, Series 2002, 5.125%, 8/01/27 – MBIA Insured

103,625	Total Tax Obligation/Limited			108,134,347

	Transportation – 5.1% (3.4% of Total Investments)
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	7,166,475
	Bonds, Series 1999, 0.000%, 1/15/29
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,292,611
2,300	5.250%, 5/01/17 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,403,086

11,985	Total Transportation			11,862,172

	U.S. Guaranteed – 20.8% (14.0% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,512,820
	5/01/18 (Pre-refunded 5/01/12)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	2,659,950
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	2,494,148
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured
6,100	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	6,460,083
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 (Pre-refunded 6/01/11) –
	MBIA Insured
2,185	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	Aaa	2,366,748
	Series 2003A, 5.000%, 6/01/28 (Pre-refunded 6/01/13) – FSA Insured
	Fresno Unified School District, Fresno County, California, General Obligation Bonds,
	Series 2002B:
1,135	5.125%, 8/01/23 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,194,792
1,190	5.125%, 8/01/24 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,252,689
1,245	5.125%, 8/01/25 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,311,234
1,255	5.125%, 8/01/26 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,317,763
2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	2,173,521
	2002G, 5.125%, 8/01/26 – FSA Insured (ETM)
4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,476,995
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	5,397,400
	5.125%, 1/01/27 (Pre-refunded 7/01/12) – MBIA Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	3,866,585
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation	8/11 at 101.00	AAA	3,202,964
	Bonds, Series 2002, 5.125%, 8/01/26 (Pre-refunded 8/01/11) – FGIC Insured
2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,633,504
	2002, 5.000%, 8/01/26 (Pre-refunded 8/01/11) – FSA Insured

44,250	Total U.S. Guaranteed			48,321,196

	Utilities – 17.7% (12.0% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	9,353,160
	Facilities, Series 2002A, 5.000%, 10/01/27 – FSA Insured
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	10,557,296
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
2,490	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	2,341,945
	2007A, 5.000%, 11/15/35
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	3,142,410
	2001A-1, 5.250%, 7/01/21 – FSA Insured
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	862,752
	9/01/31 – XLCA Insured
6,000	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	6,102,360
	1998A, 5.200%, 7/01/32 – MBIA Insured
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N,	8/11 at 100.00	AAA	3,100,080
	5.000%, 8/15/28 – MBIA Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,808,696
	Project, Series 2002A, 4.750%, 7/01/19 – FSA Insured

39,950	Total Utilities			41,268,699

	Water and Sewer – 14.9% (10.0% of Total Investments)
3,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	3,163,920
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
9,000	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/11 at 100.00	AAA	9,127,800
	of Participation, Series 2001B, 5.000%, 7/01/30 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	785,123
	10/01/36 – FSA Insured
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	593,416
	5.000%, 4/01/36 – MBIA Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,720,950
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – FSA Insured
2,425	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aaa	2,440,860
	12/01/33 – MBIA Insured
500	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	515,185
	5.000%, 6/01/31 – MBIA Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	9,377,426
	5.000%, 2/01/33 – FGIC Insured
870	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	910,777
	2006, 5.000%, 12/01/36 – FGIC Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – XLCA Insured	12/14 at 100.00	AAA	1,440,740
1,415	5.500%, 12/01/21 – XLCA Insured	12/14 at 100.00	AAA	1,543,977

33,530	Total Water and Sewer			34,620,174

$ 335,770	Total Investments (cost $328,937,030) – 148.4%			345,135,590

	Other Assets Less Liabilities – 2.3%			5,502,967

	Preferred Shares, at Liquidation Value – (50.7)%			(118,000,000)

	Net Assets Applicable to Common Shares – 100%			$232,638,557

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$4,000,000	Pay	3-Month USD-LIBOR	5.215%	Semi-Annually	3/12/08	3/12/30	$169,383
JPMorgan	5,000,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	460,681

								$630,064

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile then the market prices of securities that pay interest periodically.
At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the
Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard &
Poor’s or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $330,330,174.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$18,429,759
Depreciation	(3,624,343)

Net unrealized appreciation (depreciation) of investments	$14,805,416

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.